Exchange rates (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Schedule of Foreign Exchange Rate

		2024		2023		2022

$1 equivalent	Average	Closing	Average	Closing	Average	Closing

Sterling	£0.78	£0.80	£0.80	£0.78	£0.81	£0.83

Euro	€0.92	€0.96	€ 0.92	€ 0.90	€ 0.95	€ 0.94